Foreign Sales to Non-Affiliates (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Net sales	$ 212.4	$ 232.2	$ 632.8	$ 703.5	$ 911.5	$ 927.4	$ 1,051.3
Foreign [Member]
Revenue from External Customer [Line Items]
Net sales					781.2	779.7	873.4
Foreign [Member] | Taiwan [Member]
Revenue from External Customer [Line Items]
Net sales					219.2	219.4	264.1
Foreign [Member] | Korea [Member]
Revenue from External Customer [Line Items]
Net sales					217.6	197.3	208.8
Foreign [Member] | Singapore [Member]
Revenue from External Customer [Line Items]
Net sales					63.1	56.7	72.4
Foreign [Member] | Germany [Member]
Revenue from External Customer [Line Items]
Net sales					62.4	48.6	41.1
Foreign [Member] | China [Member]
Revenue from External Customer [Line Items]
Net sales					40.1	46.5	45.9
Foreign [Member] | France [Member]
Revenue from External Customer [Line Items]
Net sales					38.2	33.0	38.2
Foreign [Member] | Italy [Member]
Revenue from External Customer [Line Items]
Net sales					36.7	42.8	50.5
Foreign [Member] | Japan [Member]
Revenue from External Customer [Line Items]
Net sales					25.6	55.7	64.0
Foreign [Member] | Malaysia [Member]
Revenue from External Customer [Line Items]
Net sales					14.6	15.7	21.4
Foreign [Member] | Other Foreign Countries [Member]
Revenue from External Customer [Line Items]
Net sales					$ 63.7	$ 64.0	$ 67.0